SENIOR CONVERTIBLE PROMISSORY NOTES (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule of Senior Convertible Notes
	June 30, 2012	December 31, 2011
Senior convertible promissory notes	$-	$7,999,778
Less: debt discount	-	(6,933,333)

Senior convertible promissory notes, net	$-	$1,066,445